Share Capital - Schedule of Common Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Capitalization Equity [Line Items]
Beginning balance, Shares	118,572,181	120,842,448
Issued on exercise of stock options, Shares		4,333
Ending balance, Shares	118,658,249	118,572,181
Beginning balance	$ 419,485	$ 427,781
Issued on exercise of stock options		11
Issued as purchase consideration in VIZIYA acquisition	662
Issued on sale of shares under Employee Share Purchase Plan	68	72
Conversion of deferred stock units (DSUs) to common shares		116
Repurchased under normal course issuer bid	(552)	(4,225)
Ending balance	$ 418,873	$ 419,485
Capital Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Issued on exercise of stock options, Shares		4,333
Issued as purchase consideration in VIZIYA acquisition, Shares	405,268
Issued on sale of shares under Employee Share Purchase Plan, Shares	60,500	70,600
Conversion of deferred stock units (DSUs) to common shares, Shares		53,300
Repurchased under normal course issuer bid, Shares	(379,700)	(2,398,500)
Issued on exercise of stock options		$ 17
Issued as purchase consideration in VIZIYA acquisition	$ 662
Transfer from additional paid-in capital on exercise of options		6
Issued on sale of shares under Employee Share Purchase Plan	68	72
Conversion of deferred stock units (DSUs) to common shares		116
Repurchased under normal course issuer bid	$ (1,342)	$ (8,501)